Offerings - Offering: 1	May 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered	3,268,000
Proposed Maximum Offering Price per Unit	183.62
Maximum Aggregate Offering Price	$ 600,070,160
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,869.69
Offering Note
(1)    This Registration Statement on Form S-8 (this “Registration Statement”) covers common stock, par value US$0.01 per share (“Common Stock”) of Capital One Financial Corporation (the “Company” or “Registrant”) authorized for issuance under the Capital One Financial Corporation Associate Savings Plan as Amended and Restated (the “Plan”) and pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split, or other similar transaction. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interest to be offered or sold pursuant to the Plan.
(2)    Rounded up to the nearest cent.
(3)    Calculated solely for the purpose of this offering under Rule 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on May 20, 2026.
(4) There are no fee offsets.